Restructuring and related expenses (Tables) - Other restructuring-related activities	12 Months Ended
Dec. 31, 2023
Schedule of restructuring expenses, net of changes in estimates	($ in millions) 2023 2022 2021 Employee severance costs 120 81 101 Estimated contract settlement, loss order and other costs 7 209 31 Inventory and long-lived asset impairments 49 7 24 Total 176 297 156
Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions) 2023 2022 2021
Total

cost of sales

65 24 71
Selling, general and administrative

expenses

52 40 21
Non-order related research

and development expenses

3 2 2
Other income (expense),

net

56 231 62
Total 176 297 156